UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Level Global Investors, L.P.
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Address:   537 Steamboat Road
           --------------------------------------------------
           Greenwich, Connecticut  06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-10737
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     203-863-5808
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Adam Jaffe               Greenwich, Connecticut         08/13/04
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        57
                                               -------------

Form 13F Information Table Value Total:        $ 431,387
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




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                                                      FORM 13F INFORMATION TABLE

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           NAME OF                 TITLE                  VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
            ISSUER                OF CLASS      CUSIP   (X $1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

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
ACCENTURE LTD BERMUDA             CL A       G1150G111    20,610    750,000   SH           Sole                750,000
ALLMERICA FINL CORP               COMMON     019754100     3,380    100,000   SH           Sole                100,000
ANALOG DEVICES INC                COMMON     032654105     5,885    125,000   SH           Sole                125,000
APPLIED MATLS INC                 COMMON     038222105     5,886    300,000   SH           Sole                300,000
BANK OF AMERICA CORP              COMMON     060505104    14,809    175,000   SH           Sole                175,000
BEA SYS INC                       COMMON     073325102     2,466    300,000   SH           Sole                300,000
BEARINGPOINT INC                  COMMON     074002106     2,661    300,000   SH           Sole                300,000
BED BATH & BEYOND INC             COMMON     075896100     3,845    100,000   SH           Sole                100,000
BROADCOM CORP                     COMMON     111320107    13,980    300,000   SH           Sole                300,000
CADENCE DESIGN SYSTEM INC         COMMON     127387108     5,852    400,000   SH           Sole                400,000
CHARLES SCHWAB CORP NEW           COMMON     808513105     3,748    390,000   SH           Sole                390,000
CHILDREN'S PL RETAIL STORES I     COMMON     168905107     2,940    125,000   SH           Sole                125,000
CIT GROUP INC                     COMMON     125581108     2,872     75,000   SH           Sole                 75,000
CITIGROUP INC                     COMMON     172967101     4,650    100,000   SH           Sole                100,000
COGNIZANT TECH SOLUTIO             CL A      192446102     5,082    200,000   SH           Sole                200,000
COMMERCE BANCORP INC NJ           COMMON     200519106     2,751     50,000   SH           Sole                 50,000
COMPUTER SCIENCES CORP            COMMON     205363104     4,643    100,000   SH           Sole                100,000
CORNING INC                       COMMON     219350105     9,142    700,000   SH           Sole                700,000
DELL INC                          COMMON     24702R101     7,164    200,000   SH           Sole                200,000
DIGITAS INC                       COMMON     25388K104     2,758    250,000   SH           Sole                250,000
DORAL FINL CORP                   COMMON     25811P100     5,175    150,000   SH           Sole                150,000
DST SYS INC DEL                   COMMON     233326107    10,820    225,000   SH           Sole                225,000
FAIRCHILD SEMI INTL               COMMON     303726103     5,320    325,000   SH           Sole                325,000
FED AGRIC MTG CORP                 CL C      313148306     7,514    314,000   SH           Sole                314,000
FRANKLIN RES INC                  COMMON     354613101     6,260    125,000   SH           Sole                125,000
GENERAL ELEC CO                   COMMON     369604103     4,860    150,000   SH           Sole                150,000
GENERAL MARITIME CORP               SHS      Y2692M103     7,546    275,000   SH           Sole                275,000
GOODYEAR TIRE & RUBR CO           COMMON     382550101     2,273    250,000   SH           Sole                250,000
INTERACTIVE CORP                  COMMON     45840Q101     5,877    195,000   SH           Sole                195,000
INSTINET GROUP INC                COMMON     457750107       792    150,000   SH           Sole                150,000
INTEGRATED DVC TECH               COMMON     458118106     4,152    300,000   SH           Sole                300,000
JETBLUE AIRWAYS CORP              COMMON     477143101     3,673    125,000   SH           Sole                125,000
JUNIPER NETWRKS INC               COMMON     48203R104     9,828    400,000   SH           Sole                400,000
KMART HLDG CORP                   COMMON     498780105     2,154     30,000   SH           Sole                 30,000
LEHMAN BROS HLDG INC              COMMON     524908100    15,050    200,000   SH           Sole                200,000
LUCENT TECH INC                   COMMON     549463107     3,780  1,000,000   SH           Sole              1,000,000
MBIA INC                          COMMON     55262C100     4,284     75,000   SH           Sole                 75,000
MICROSOFT CORP                    COMMON     594918104     5,712    200,000   SH           Sole                200,000
MOTOROLA INC                      COMMON     620076109    30,113  1,650,000   SH           Sole              1,650,000
NASDAQ 100 TRUST                UNIT SER 1   631100104    18,870    500,000   SH           Sole                500,000
NETWORK ASSOC INC                 COMMON     640938106     7,252    400,000   SH           Sole                400,000
PROVIDE COMM INC                  COMMON     74373W103     1,478     75,000   SH           Sole                 75,000
QUALCOMM INC                      COMMON     747525103    25,543    350,000   SH           Sole                350,000
RF MICRODEVICES INC               COMMON     749941100        45    200,000   SH    CALL   Sole                200,000
RSCH IN MOTION LTD                COMMON     760975102     3,423     50,000   SH           Sole                 50,000
SABRE HOLDINGS CORP                CL A      785905100     5,542    200,000   SH           Sole                200,000
SAP AKTIENGESELLSCHAFT           SPONS ADR   803054204     9,407    225,000   SH           Sole                225,000
SATYAM COMPUTER SERVICES LTD        ADR      804098101     2,313    125,000   SH           Sole                125,000
SEARS ROEBUCK & CO                COMMON     812387108       218    300,000   SH    CALL   Sole                300,000
SLM CORP                          COMMON     78442P106     8,697    215,000   SH           Sole                215,000
ST JOE CO                         COMMON     790148100    26,798    675,000   SH           Sole                675,000
TIME WARNER INC                   COMMON     887317105    17,580  1,000,000   SH           Sole              1,000,000
TOYS R US INC                     COMMON     892335100     4,779    300,000   SH           Sole                300,000
UNITEDGLOBALCOM                    CL A      913247508    14,708  2,025,844   SH           Sole              2,025,844
VIACOM INC                         CL B      925524308    12,502    350,000   SH           Sole                350,000
VISHAY INTERTECH INC              COMMON     928298108     4,645    250,000   SH           Sole                250,000
YAHOO INC                         COMMON     984332106     7,280    200,000   SH           Sole                200,000

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